FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI	$ (100,469)	$ 43,889	$ 33,838
Impairment loss	2,094	3,366
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss	0	0	0
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Dividends received from equity investments at fair value through OCI	13,567	10,498	$ 13,105
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	518,781	510,154
Fair value through other comprehensive income | Equity securities | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Higher purchases	2,134
Fair value through other comprehensive income | Equity securities | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Decrease due to payments received by residual rights	(54,724)
Fair value through other comprehensive income | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	70,155	69,279
Fair value through other comprehensive income | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	5,415	6,352
Fair value through other comprehensive income | Equity securities | Securities unlisted | TELERED
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	101,988	114,906
Fair value through other comprehensive income | Equity securities | Securities unlisted | Asociacin Gremial de Instituciones Financieras Credibanco SA
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	99,553	96,539
Fair value through other comprehensive income | Equity securities | Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	46,889	19,012
Fair value through other comprehensive income | Equity securities | Securities unlisted | Fondo Renta Fija Valor, S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	24,855	82
Fair value through other comprehensive income | Equity securities | Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	5,482	3,348
Fair value through other comprehensive income | Equity securities | Securities unlisted | Transacciones y Transferencias S A
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	5,248	4,557
Fair value through other comprehensive income | Equity securities | Securities unlisted | 500 Luchadores II, L.P.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	4,811	3,918
Fair value through other comprehensive income | Equity securities | Securities unlisted | CADENALCO
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	3,908	3,163
Fair value through other comprehensive income | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	$ 150,477	$ 188,998